Accounts receivable	12 Months Ended
Dec. 31, 2024
Accounts receivable
Accounts receivable

25. Accounts receivable

Accounts receivable consist of the following:

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB
Accounts receivable	3,282,857	2,980,940	4,158,270	4,386,872
Allowance for credit losses	(650,888)	(692,722)	(723,655)	(893,953)
	2,631,969	2,288,218	3,434,615	3,492,919

Accounts receivable are mainly denominated in RMB.

The movement of the allowances for credit losses is as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	(650,888)	(692,722)	(723,655)
Provision	(454,168)	(387,196)	(510,885)
Write-offs	412,334	356,263	340,587
Balance at end of the year	(692,722)	(723,655)	(893,953)

The Group applies the simplified approach to providing for expected credit losses prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all accounts receivable. To measure the expected credit losses, accounts receivable have been grouped based on shared credit risk characteristics and the days past due. The Group’s expected loss rates are mainly determined based on the corresponding historical credit loss rates which are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. The loss allowance provisions as of January 1, 2022, December 31, 2022, 2023 and 2024 are determined as follows:

	Within 1 year	More than 1 year	Total
January 1, 2022
Expected loss rate	15.6%	53.2%	19.8%
Gross carrying amount	2,912,427	370,430	3,282,857
Loss provision	(453,938)	(196,950)	(650,888)

	Within 1 year	More than 1 year	Total
December 31, 2022
Expected loss rate	18.0%	83.7%	23.2%
Gross carrying amount	2,741,775	239,165	2,980,940
Loss provision	(492,426)	(200,296)	(692,722)

	Within 1 year	More than 1 year	Total
December 31, 2023
Expected loss rate	14.5%	39.1%	17.4%
Gross carrying amount	3,670,160	488,110	4,158,270
Loss provision	(532,707)	(190,948)	(723,655)

	Within 1 year	More than 1 year	Total
December 31, 2024
Expected loss rate	13.1%	71.0%	20.4%
Gross carrying amount	3,833,730	553,142	4,386,872
Loss provision	(501,414)	(392,539)	(893,953)